UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management
Address: 10000 Memorial Drive
         Suite 300
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Compliance Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   July 31, 2008

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 84
Form 13F Information Table Value Total: 288,892

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Agere 6.5% 12/15/09            Conv Bond        00845VAA8     3054  3021000 SH       SOLE                  3021000
Alaska Communications          Common Stock     01167P101     5439   455491 SH       SOLE                   455491
Allstate                       Common Stock     020002101     4218    92523 SH       SOLE                    92523
Alpine Global Premier Properti Common Stock     02083A103     5180   477419 SH       SOLE                   477419
Anadarko Petroleum             Common Stock     032511107     8189   109416 SH       SOLE                   109416
Analog Devices                 Common Stock     032654105     1117    35153 SH       SOLE                    35153
Arkansas Best                  Common Stock     040790107     2711    73998 SH       SOLE                    73998
Arlington Tanker Ltd           Common Stock     G04899103     6903   297304 SH       SOLE                   297304
ATMI Inc.                      Common Stock     00207R101     5053   180983 SH       SOLE                   180983
Avocent Corp                   Common Stock     053893103     4725   254048 SH       SOLE                   254048
Barrett Business Svcs          Common Stock     068463108     4308   364126 SH       SOLE                   364126
Benihana CL A                  Common Stock     082047200      648   102275 SH       SOLE                   102275
Bottomline Technologies        Common Stock     101388106      567    58300 SH       SOLE                    58300
Capital Partners L P           Common Stock     411082107     4996   251800 SH       SOLE                   251800
Capstead Mortgage              Common Stock     14067E506     3881   357675 SH       SOLE                   357675
Career Education               Common Stock     141665109     1575   107819 SH       SOLE                   107819
Cascade Microtech              Common Stock     147322101      601    91300 SH       SOLE                    91300
CBS Corp 'B'                   Common Stock     124857202     4148   212804 SH       SOLE                   212804
CEC Entertainment              Common Stock     125137109     2542    90745 SH       SOLE                    90745
Celgene                        Common Stock     151020104     5967    93427 SH       SOLE                    93427
Central Garden & Pet CL A      Common Stock     153527106     2395   584097 SH       SOLE                   584097
Charming Shoppes               Common Stock     161133103     2134   464971 SH       SOLE                   464971
Christopher & Banks            Common Stock     171046105     3900   573497 SH       SOLE                   573497
Collegiate Pac 5.75% Conv 12/1 Conv Bond        194589AB3     5047  5315000 SH       SOLE                  5315000
Dell Computer                  Common Stock     247025109     5722   261503 SH       SOLE                   261503
Digi International             Common Stock     253798102     1366   173950 SH       SOLE                   173950
Diodes                         Common Stock     254543101     5794   209634 SH       SOLE                   209634
Eagle Bulk Shipping            Common Stock     Y2187A101     6551   221540 SH       SOLE                   221540
Eaton Vance Ltd Duration       Common Stock     27828H105     5282   364406 SH       SOLE                   364406
Enbridge Energy Partners       Common Stock     29250R106     1092    21700 SH       SOLE                    21700
Enterprise Prd Prtners LP      Common Stock     293792107      961    32520 SH       SOLE                    32520
Exxon Mobil                    Common Stock     30231G102      936    10623 SH       SOLE                    10623
Felcor Lodging Pfd             Preferred Stock  31430F200     2413   126575 SH       SOLE                   126575
First Mercury Financial        Common Stock     320841109     3238   183541 SH       SOLE                   183541
Flotek Industries              Common Stock     343389102      524    25400 SH       SOLE                    25400
Forest Laboratories            Common Stock     345838106     5288   152217 SH       SOLE                   152217
GMX Resources                  Common Stock     38011M108     2121    28625 SH       SOLE                    28625
Haverty Furniture              Common Stock     419596101      556    55343 SH       SOLE                    55343
Heidrick & Struggles           Common Stock     422819102     4333   156749 SH       SOLE                   156749
Home Diagnostics               Common Stock     437080104     1401   154600 SH       SOLE                   154600
Intel                          Common Stock     458140100     5070   236037 SH       SOLE                   236037
International Rectifier        Common Stock     460254105     3646   189886 SH       SOLE                   189886
Intevac                        Common Stock     461148108     2926   259412 SH       SOLE                   259412
ISIS Pharmaceuticals           Common Stock     464330109     3470   254550 SH       SOLE                   254550
Lattice Semiconductor          Common Stock     518415104     5319  1699410 SH       SOLE                  1699410
Microchip Technology           Common Stock     595017104     4659   152567 SH       SOLE                   152567
Micron Technology              Common Stock     595112103     2428   404688 SH       SOLE                   404688
Monster Worldwide              Common Stock     611742107     3907   189556 SH       SOLE                   189556
NASDAQ Biotech Index Fund      Common Stock     464287556     5110    66496 SH       SOLE                    66496
Newport Corp                   Common Stock     651824104     5293   464666 SH       SOLE                   464666
Nighthawk Radiology            Common Stock     65411N105     3485   492279 SH       SOLE                   492279
Omnivision Technologies        Common Stock     682128103     3018   249609 SH       SOLE                   249609
Oplink Communications          Common Stock     68375Q106     5741   597988 SH       SOLE                   597988
Pacer International            Common Stock     69373H106     6382   296698 SH       SOLE                   296698
Paragon Shipping               Common Stock     69913R309     6183   368253 SH       SOLE                   368253
Patriot Capital Funding        Common Stock     70335Y104     3210   513581 SH       SOLE                   513581
Petsmart                       Common Stock     716768106     4590   230099 SH       SOLE                   230099
Plains All Amern Pipeline LP   Common Stock     726503105     5994   132864 SH       SOLE                   132864
PowerShares Consumer Discr     Common Stock     73935X419      373    18890 SH       SOLE                    18890
PowerShares Healthcare         Common Stock     73935X351      604    24125 SH       SOLE                    24125
Precision Drilling             Common Stock     740215108     1760    64613 SH       SOLE                    64613
Radyne                         Common Stock     750611402     1021    89345 SH       SOLE                    89345
Ship Finance Intl              Common Stock     G81075106     6281   212697 SH       SOLE                   212697
Standard Microsystems          Common Stock     853626109     5103   187961 SH       SOLE                   187961
Sterling Bancshares            Common Stock     858907108     5120   563287 SH       SOLE                   563287
Symmetry Medical               Common Stock     871546206      893    55042 SH       SOLE                    55042
Syneron Medical                Common Stock     M87245102     4003   243512 SH       SOLE                   243512
Synovus Financial              Common Stock     87161C105     4164   477002 SH       SOLE                   477002
Techwell                       Common Stock     87874D101     1007    81750 SH       SOLE                    81750
Tellabs                        Common Stock     879664100     3303   710248 SH       SOLE                   710248
TEPPCO Partners LP             Common Stock     872384102      942    28368 SH       SOLE                    28368
Tesco Corp                     Common Stock     88157K101     1003    31400 SH       SOLE                    31400
Texas Capital Bancshares       Common Stock     88224Q107     3832   239507 SH       SOLE                   239507
Transmontaigne Partners LP     Common Stock     89376V100      535    19800 SH       SOLE                    19800
Travelers                      Common Stock     792860108     3773    86942 SH       SOLE                    86942
Tuesday Morning                Common Stock     899035505     4360  1060725 SH       SOLE                  1060725
Ultra Petroleum                Common Stock     903914109     8747    89078 SH       SOLE                    89078
UnitedHealth                   Common Stock     91324P102     3810   145139 SH       SOLE                   145139
Universal Display              Common Stock     91347P105      720    58464 SH       SOLE                    58464
Vanguard Info Technology       Common Stock     92204A702      536    10160 SH       SOLE                    10160
Viacom Inc B                   Common Stock     92553P201      927    30340 SH       SOLE                    30340
Vital Images Inc               Common Stock     92846N104     2961   237995 SH       SOLE                   237995
Volcom                         Common Stock     92864N101     3896   162822 SH       SOLE                   162822
Wabash Natl 3.25% 8/1/08       Conv Bond        929566AD9     1916  1977000 SH       SOLE                  1977000